Balance Sheet Detail	3 Months Ended
Apr. 30, 2015
Balance Sheet Detail
BALANCE SHEET DETAIL

3.BALANCE SHEET DETAIL

	April 30,	January 31,
	2015	2015
	(in thousands)
Inventories:
Work in process	$80	$61
Finished goods	11	63
Channel inventory	124	36

Total	$215	$160

	April 30,	January 31,
	2015	2015
	(in thousands)
Prepaid expenses and other current assets:
Deferred offering costs	$490	$57
Other	182	182

Total	$672	$239

	April 30,	January 31,
	2015	2015
	(in thousands)
Accrued expenses and other current liabilities:
Professional service fees	$209	$—
Marketing	72	—
Deferred revenue	51	6
Deferred rent	43	49
Other	42	4

Total	$417	$59